The Company and Summary of Significant Accounting Policies - Concentration of Revenues and Accounts Receivable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 16,028	$ 16,669
Customer A
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers		4,639
Accounts Receivable		1,228
Customer B
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	3,031	2,979
Accounts Receivable	1,755	590
Customer C
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers		1,712
Accounts Receivable		1,400
Customer D
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers		1,670
Accounts Receivable	661	687
Customer E
The Company and Summary of Significant Accounting Policies
Accounts Receivable		$ 610
Customer F
The Company and Summary of Significant Accounting Policies
Accounts Receivable	1,250
Customer G
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	3,000
Customer H
The Company and Summary of Significant Accounting Policies
Accounts Receivable	$ 938
Revenue
The Company and Summary of Significant Accounting Policies
Number of customers | customer	2	4
Revenue | Customer concentration | Two customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	38.00%
Revenue | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		66.00%
Accounts receivable
The Company and Summary of Significant Accounting Policies
Number of customers | customer	4	5
Accounts receivable | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	70.00%
Accounts receivable | Customer concentration | Five customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage		90.00%